19. LEASING TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2020
Up to two years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	7.96%
Monthly rate	0.64%
Three to five years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	10.64%
Monthly rate	0.85%
Six to twenty years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	13.17%
Monthly rate	1.04%
Up to three years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	6.87%
Monthly rate	0.56%
Three to four years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	7.33%
Monthly rate	0.59%
Four to twenty years [member]
LeasingTransactionsLineItems [Line Items]
Annual rate	8.08%
Monthly rate	0.65%